Summary of Significant Accounting Policies - Summary of Accrued Liabilities Activity - 10Q (Details) - Phase 1 NL-201 Trial $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Restructuring Reserve [Roll Forward]
Balance at December 31, 2023	$ 1,962
Liability Adjustment	(201)
Amounts Paid	(999)
Balance at September 30, 2024	$ 762